Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and the consolidated VIEs and the consolidated VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

VIEs

VIEs

The VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services and other restricted businesses, the Company operates parts of its business through its VIEs. The Company through its wholly owned subsidiaries (Foreign Owned Subsidiaries, the “FOS”) located in the PRC entered into a series of contractual agreements with the VIEs and their shareholders. Through the contractual agreements below, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) the right to receive the economic benefit of the VIEs that could potentially be significant to the VIEs. As a result, the shareholders of the VIEs lack the power to direct the activities of the VIEs that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIEs, and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

As of December 31, 2024, the Group’s principal VIEs material to its business and operations were Hexiang Insurance, Yiren Financial Information and CreditEase Puhui. As of December 31, 2025, the principal VIEs were Hexiang Insurance and Yiren Financial Information. The Group completed the disposal of CreditEase Puhui and its subsidiary to Puxin, a subsidiary of CreditEase, in November 2025, with all legacy business fully transferred to Yourace Hengchuang.

In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that the FOS’s rights under the terms of the exclusive option agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreements are valid, binding and enforceable under the PRC laws and regulations currently in effect. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the FOS’s rights under the exclusive option agreements, for which consent of the shareholders of the VIEs is not required. The FOS’s rights under the exclusive option agreements give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, the FOS’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. The exclusive business cooperation agreements will be terminated upon the expiration of the operation term of either party if the application for renewal of its operation term is not approved by the relevant government authorities. As a result, the Company believes that it has the rights to receive substantially all of the economic benefits from the VIEs.

●	Agreements that provide the FOS effective control over the VIEs

Power of Attorney The shareholders of the VIEs have executed an irrevocable power of attorney in favor of the FOS, or entity or individual designated by the FOS. Pursuant to this powers of attorney, the FOS or their designees have full power and authority to exercise all of such shareholder’s rights with respect to his equity interest in the VIEs. The power of attorney will remain in force for so long as the shareholder remains a shareholder of the VIEs.

Exclusive Option Agreements The VIEs and their shareholders have also entered into exclusive option agreements with the FOS. Pursuant to this agreements, the shareholders of the VIEs have granted an exclusive option to the FOS or their designees to purchase all or part of such shareholders’ equity interest, at a purchase price equal to the higher of the amount of loan extended by the FOS to each shareholder of the VIEs under the respective loan agreements or the minimum price required by the PRC law at the time of such purchase.

Equity Interest Pledge Agreements The shareholders of the VIEs have also entered into equity pledge agreements with the FOS, pursuant to which each shareholder pledged his/her interest in the VIEs to guarantee the performance of obligations of the VIEs and their shareholders under the exclusive business cooperation agreements, loan agreements, exclusive option agreements and power of attorney. The Company is in the process to register some of the equity pledge with the competent government authorities.

●	Agreements that transfer economic benefits to the FOS

Exclusive Business Cooperation Agreements The FOS have entered into exclusive business cooperation agreements with the VIEs. Pursuant to this exclusive business cooperation agreements, the FOS provide comprehensive technical support, consulting services and other services to the VIEs in exchange for service fees. The FOS have the sole discretion to determine the amounts of the service fees.

During the term of exclusive business cooperation agreements, both the FOS and the VIEs shall renew their operation terms prior to the expiration thereof so as to enable the exclusive business cooperation agreements to remain effective. The exclusive business cooperation agreements shall be terminated upon the expiration of the operation term of either the FOS or the VIEs, if the application for renewal of their operation terms is not approved by relevant government authorities. In addition, the shareholders of the VIEs have granted an irrevocable and exclusive option to the FOS to purchase any or all of the assets and businesses of the VIEs at the lowest price permitted under the PRC law.

The agreements may be terminated only at the option of the FOS and the VIEs have no authority to terminate the exclusive business cooperation agreements.

●	Agreements that provide the FOS with the option to purchase the equity interest in the VIEs

Loan Agreements Under the loan agreements between the FOS and each of the shareholders of the respective VIEs, the FOS made interest-free loans to the shareholders for the exclusive purpose of the initial capitalization and the subsequent financial needs of the VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the VIEs to the FOS or its designated representatives pursuant to the exclusive option agreements. The shareholders must pay all of the proceeds from sale of such equity interests to the FOS. The loans must be repaid immediately under certain circumstances, including, among others, if a foreign investor is permitted to hold majority or 100% equity interest in the VIEs and the FOS elected to exercise their exclusive equity purchase option. The term of the loans is ten years and can be extended upon mutual written consent of the parties.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the FOS and the VIEs;
●	Discontinue or restrict the operations of any related-party transactions among the FOS and the VIEs;
●	Impose fines or other requirements on the FOS and the VIEs;
●	Require the Company or the FOS and the VIEs to revise the relevant ownership structure or restructure operations;
●	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in the PRC;
●	Shut down the Company’s servers or block the Company’s online platform;
●	Discontinue or place restrictions or onerous conditions on the Company’s operations; and/or
●	Require the Company to undergo a costly and disruptive restructuring.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders, and it may lose the ability to receive economic benefits from the VIEs.

The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, the shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in its capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statement amounts and balances of the consolidated VIEs and the consolidated VIEs’ subsidiaries were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Assets
Cash and cash equivalents	1,157,943	960,865
Restricted cash	25,063	136
Accounts receivable	53,823	17,198
Contract assets, net	127,767	29,113
Contract cost	1	—
Prepaid expenses and other assets	29,173	28,767
Financing receivables	3,439	6,247
Amounts due from related parties	380,407	12,226
Financial investments	77,426	—
Property, equipment and software, net	59,283	20,936
Deferred tax assets	77,463	4
Right-of-use assets	4,105	2,950

Total assets	1,995,893	1,078,442

Liabilities
Accounts payable	12,462	34,113
Amounts due to related parties	129	839
Deferred revenue	114	—
Accrued expenses and other liabilities	1,080,562	34,000
Deferred tax liabilities	8,655	11,310
Lease liabilities	3,502	2,916

Total liabilities	1,105,424	83,178
	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	1,623,596	1,954,557	826,359
Net income/(loss)	351,373	1,193,627	(660,192)
	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	1,013,875	1,173,942	(1,080,780)
Net cash provided by investing activities	906,485	54,683	59,012
Net cash used in financing activities	(963,700)	—	—

In accordance with the VIE contractual arrangements, the FOS have the power to direct activities of the VIEs, and can have assets transferred out of the VIEs. There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets.

Consolidated ABFE

Consolidated ABFE

The Group established a business relationship with certain trusts or Asset Backed Special Plan (“ABS plan”), collectively referred to as consolidated assets backed financing entities or ABFE, which were administered by third-party trust companies. The ABFE were set up to invest solely in the loans facilitated by the Group on its platform to provide returns to the beneficiaries of the trusts through interest payments made by the borrowers.

The Group provides loan facilitation and post-origination services to the ABFE. The Group also has power to direct the activities that have most significant impact on the economic performance of the ABFE by providing the loan servicing and default loan collection services of the ABFE.

Through the transaction fees charged, guarantee deposit, and direct investment, the Group has the right to receive benefits or bear losses from the ABFE that could potentially be significant to the ABFE. The Group holds significant variable interest in the ABFE through the transaction fees charged, guarantee provided in the form of guarantee deposit, or direct investment. Accordingly, the Company is considered the primary beneficiary of the ABFE and has consolidated the ABFE’s assets, liabilities, results of operations, and cash flows in the consolidated financial statements.

The assets of the ABFE are not available to creditors of the Company. In addition, the investors of the ABFE have no recourse against the assets of the Company.

The following financial statement amounts and balances of the consolidated ABFE were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Assets
Restricted cash	108,142	430,085
Prepaid expenses and other assets	10,318	16,557
Loans at fair value	382,058	321,153
Financing receivables	—	902,462
Financial investments	6,587	19,460

Total assets	507,105	1,689,717

Liabilities
Accounts payable	649	3,265
Payable to investors of the consolidated ABFE	368,022	1,294,792
Accrued expenses and other liabilities	107	6,067

Total liabilities	368,778	1,304,124
	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	—	—	101,979
Net (loss)/income	(68,024)	66,603	(66,883)
	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by operating activities	211,185	299,841	127,106
Net cash used in investing activities	(900,142)	(329,459)	(1,045,928)
Net cash provided by/(used in) financing activities	818,305	(79,281)	926,618

All assets of the consolidated ABFE are collateral for the consolidated ABFE’s obligations and can only be used to settle the consolidated ABFE’s obligations.

Use of estimates

Use of estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates are used for, but not limited to, revenue recognition and its related accounts, allowance for accounts receivable and contract assets, allowance for financing receivable, guarantee liabilities, fair value measurement of loans at fair value, payable to investors of the consolidated ABFE (for the ABFE established prior to 2025), other financial investments, depreciable lives of property, equipment and software, the discount rate for leases, and share-based compensation. Actual results may differ materially from those estimates.

Revenue

Revenue

The majority of the Group’s revenue for the years ended December 31, 2023, 2024 and 2025 were generated from the PRC. The following table illustrates the disaggregation of revenue in 2023, 2024 and 2025 under Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers”.

		2023	2024	2025
		RMB	RMB	RMB
Credit solution business:
Loan facilitation services	At a point in time	2,240,852	2,721,389	2,234,571
Post-origination services	Overtime	17,203	5,957	7,255
Guarantee services	Overtime	50,865	429,299	1,705,985
Financing services	Overtime	55,974	93,239	243,099
Network and marketing services	At a point in time	120,216	205,187	600,836
Technology services	At a point in time	18,682	15,142	246,867
Others	At a point in time	11,327	2,896	1,413
Subtotal		2,515,119	3,473,109	5,040,026
Insurance brokerage business:
Insurance brokerage services	At a point in time	963,822	408,369	297,593
Subtotal		963,822	408,369	297,593
Others:
Electronic commerce services	At a point in time/ Overtime	1,267,104	1,865,621	324,996
Network and marketing services	At a point in time	132,803	35,927	35,441
Technology services	At a point in time	11,420	18,428	9,456
Others	At a point in time	5,365	4,447	11,708
Subtotal		1,416,692	1,924,423	381,601
Total net revenue		4,895,633	5,805,901	5,719,220

Total revenue recognized at a point in time is RMB3,948 million, RMB3,991 million and RMB3,548 million for the years ended December 31, 2023, 2024 and 2025. Total revenue recognized over time is RMB948 million, RMB1,815 million and RMB2,171 million for the years ended December 31, 2023, 2024 and 2025.

(a)	Credit solution business :

Revenue from loan facilitation, post-origination and guarantee services

The Group provides services as an online marketplace connecting borrowers and investors. The investors used to consist of individual investors and institutional investors. In 2020, the Group ceased to facilitate new loans funded by individual investors.

The Group provides loan facilitation services, guarantee services and post-origination services (e.g. cash processing, collection for some lenders and SMS services).

The Group has determined that it is not the investor or borrower in the loan origination and repayment process, but acts as an agent to bring the investor and the borrower together. Except for loans and payable to investors in the consolidated ABFE, loans and lease receivables arising from direct financing leases issued by the Group, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform.

The Group collects transaction fees (including loan facilitation service fees, post-origination service fees and guarantee service fees) from borrowers, third party funding partners, and guarantee companies, if any, on pre-agreed schedules. The Group also receives service fees contingent on future events (e.g., penalty fees for loan prepayment and late payment).

The Group determines its customers to be both the institutional investors and borrowers. For each loan facilitated on the platform, the Group considers the loan facilitation service, post-origination service and guarantee service (only applicable for arrangements under the risk-taking models) as three separate services. The Group assesses ability and intention to pay the service fees of both borrowers and institutional investors when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination. Of which, the guarantee service is accounted for in accordance with ASC Topic 460, Guarantees, at fair value. The Group recognized the stand-ready guarantee liability at the inception of each loan, and it was amortized to“revenue from guarantee services” over the term of the guarantee (see accounting policy for Guarantee Liabilities). While the post-origination services are within the scope of ASC 860, ASC 606 revenue recognition model is applied due to the lack of definitive guidance in ASC 860. The loan facilitation services and post-origination services are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the transaction price of loan facilitation services, post-origination services and guarantee services to be the service fees chargeable from borrowers, third party funding partners, and guarantee companies, if any, on pre - agreed schedules, net of value-added tax. The transaction price includes variable consideration in the form of prepayment risk of the borrowers. The Group reflects, in the transaction price, the borrower prepayment risk and estimates variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the prepayment percentage of the borrowers. The transaction price is allocated amongst the guarantee services, if any, and the two performance obligations described above.

The Group first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. The remaining considerations are then allocated to the loan facilitation services and post-origination services using their relative standalone selling prices consistent with the guidance in ASC 606. The Group does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgments. The Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors. However, for post-origination services, given the main services are about loan collecting and cash processing, the Group can refer to other companies performing the same services, therefore a direct observable standalone selling price for similar services in the market is available to the Group.

For each type of the services, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised service to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the investor and the borrower and the loan principal is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post-origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided. Revenues from guarantee services, if any, are recognized amortized during the guarantee term (see accounting policy for Guarantee Liabilities).

Remaining performance obligations represents the amount of the transaction price for which services have not been performed under post-origination services. The Group collects service fees monthly.

The aggregate amounts of the transaction price allocated to performance obligations that are unsatisfied pertaining to post-origination services were RMB3.4 million and RMB29 as of December 31, 2024 and 2025, respectively, among which approximately 100% and 100% of the remaining performance obligations will be recognized over the following 12 months, respectively and with the remainder recognized thereafter.

Revenue recognized for year ended December 31, 2023, 2024 and 2025 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated prepayment rate and service fee allocation rate was immaterial.

Revenue from financing services

The Group provides loans through its subsidiaries and consolidated ABFE. The interest rate charged to the borrowers is fixed. The Group recognized revenue under “revenue from financing services” for the fees and interests charged to the borrowers over the lifetime of the loans using the effective interest method.

Revenue from network and marketing services

The Group derives network and marketing service fees from intelligent marketing and referral arrangements with third-party partner institutions in relation to borrowers on our platform. Specifically, the Group refers our borrowers to third-party platforms that may provide loan disbursement or a broader range of financial and non-financial services, and earn a fixed rate of referral fees upon specified actions by such customers on these platforms, including but not limited to clicking, registration, consumption, or acceptance by other funding or service providers. For the years ended December 31, 2023, 2024 and 2025, RMB120,216, RMB205,187 and RMB600,836 were generated from the referral service, respectively.

Revenue from technology services

The Group earns technology service fees from the provision of credit solution-related technological capabilities to third-party companies. These services include licensing the use of its proprietary software systems, as well as system installation and maintenance services. Fees are charged at a fixed rate based on business volume, in accordance with pre-agreed terms with the counterparties. Revenue is recognized on a monthly basis when the counterparty actually uses the services and confirms the business volume. For the years ended December 31, 2023, 2024 and 2025, RMB18,682, RMB15,142 and RMB246,867 were generated from the technical support services, respectively.

Other revenue of credit solution business

Other revenue of credit solution business mainly includes penalty fees for loan prepayment and late payment.

The penalty fees are based on a certain percentage of past due amounts in case of late payment or a certain percentage of the contract amounts in case of prepayment. Due to the significant uncertainty regarding the ultimate enforceability and collectability of such fees, the Group recognizes the relevant revenue when the fees are received. For the years ended December 31, 2023, 2024 and 2025, RMB11,196, RMB2,825 and RMB1,349 were received from borrowers, respectively.

(b)	Insurance brokerage business:

Revenue from insurance brokerage services

The Group provides insurance brokerage services by selling various health and life insurance products as well as property and casualty insurance products on behalf of insurance companies. Since 2024, in addition to traditional brokerage services, the Group began to operate an internet-based insurance distribution business model. Internet insurance products are generally issued with monthly premiums payment schedules over a one-year period. As an agent of the insurance companies, the Group sells insurance policies on behalf of the insurance companies and earns brokerage commissions determined as a percentage of premiums paid by the insured, including premiums paid upon renewals. The Group has identified its promise to originate and place insurance policies for insurers on behalf of the insurance companies as the single performance obligation in its contracts with them. The Group’s performance obligation under the insurance brokerage arrangement is satisfied at a point in time, upon the issuance and effectiveness of an insurance policy. Accordingly, commission revenue, including both initial and renewal commission revenue, is recognized when an insurance policy becomes effective. The Group has no remaining ongoing performance obligation after the policy is placed and becomes effective.

The Group determines the transaction price of its contracts by estimating commissions that the entity expects to be entitled to over the premium collection term of the policy based on assumption about future customer behavior and market conditions. At contract inception, the Group makes estimates for the renewal premium rate based on historical experience, reasonable and supportable forecasts of policyholders’ behavior, current economic conditions, and other contributing factors. Such estimates are subject to the variable consideration constraint under ASC 606. Specifically, the Group uses the expected value method and only includes estimated variable amounts in the transaction price to the extent it is probable that a significant reversal of cumulative recognized revenue will not occur. The Group’s historical persistency experience demonstrates that renewal rates are stable, and significant reversal of previously recognized commission revenue is not expected at inception. Estimates and constraint assessments are reassessed at each reporting period.

The following table provides the amount of the disaggregation of revenue in 2023, 2024 and 2025:

	2023	2024	2025
	RMB	RMB	RMB
Insurance brokerage services:
Life and health insurance business	551,809	30,992	17,994
Property & casualty insurance business	412,013	377,377	279,599
Total	963,822	408,369	297,593

The terms for health and life insurance products sold by the Group vary and are typically one to five years. For the health and life insurance products, the insurance companies pay the Group both the first - year initial premium and renewal commission annually throughout the insurance policy term based on the premium paid of the insurance policies. For the internet insurance products, insurance companies pay commissions to the Group based on monthly premiums paid by policyholders. In 2023, 2024 and 2025, the renewal commission revenue accounts for 6.0%, 2.6% and 16.5% of total insurance brokerage services revenue, respectively. The term for property and casualty insurance products, except for internet insurance products, is one year and the Group receives a pre - agreed percentage of the premiums paid by the policy holder for such year as commission. The Group’s contract terms can give rise to variable consideration due to the nature of its commission structure (e.g. policy changes or cancellations).

(c)	Others:

Revenue from electronic commerce services

In accordance with ASC 606, the Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset. For revenue arrangements with multiple distinct performance obligations, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling price at contract inception.

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions.

When the Group is a principal, the Group controls the goods or services before they are transferred to the customers as a principal, as it is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has discretion in establishing prices, revenue is recorded on a gross basis.

When the Group is an agent, its performance obligation is to facilitate third-party merchants in fulfilling their performance obligation for specified goods or services. Upon successful sales, the Group charges the third-party merchants a fixed rate commission based on the sales amount. The revenue is recognized on a net basis.

The Group mainly provides a variety of non-physical products to meet customers’ evolving consumption needs across life scenarios, which are categorized into distinct revenue recognition models based on the fulfillment of performance obligation. For contracts containing customer refund rights (e.g., cancellable memberships, service packages with conditional termination clauses), the transaction price includes variable consideration related to customer refunds. The Group incorporates the estimated customer refund rights into the transaction price and estimates such variable consideration for these contracts using the expected value approach, based on historical refund experience and specific contract terms. The transaction price is then allocated to the distinct performance obligations identified in the contracts.

One-Time Recognition Products

Products such as credit limit increases, express loan approvals, single-use platform service entitlements and etc are recognized as revenue immediately upon service delivery. These services provide customers with instantaneous benefits—e.g., enhanced borrowing limits or expedited application processing—where the Group’s performance obligation is satisfied at a point in time. Revenue is recorded under “e-commerce service income” when customers gain access to the contracted rights, with no ongoing obligations post-delivery.

Subscription Products

For the annual and quarterly membership cards and tiered service packages, which provide the Group’s customers with access to an evolving suite of benefits—such as periodic access to discounted interest rates, cashback rewards, or streaming platform privileges—that represent a single stand-ready obligation. Subscriptions are paid for at or in advance services delivering.Revenue is recognized ratably over the subscription period as the Group fulfills ongoing performance obligations. Upon receipt of membership fees, amounts are initially recorded as “Deferred Revenue” and recognized proportionally under “e-commerce service income” in alignment with the passage of time and benefit delivery schedule.

Installment Payment Term Products

For products with installment payment terms, the relevant rights and interests will be distributed to customers in installments during the installment payment period and the revenue will be recognized evenly over the installment period. If the customers prepay installments, remaining rights will be distributed at the prepayment date, and the associated revenue is recognized immediately, reflecting the accelerated satisfaction of performance obligations.

The Group regularly reviews its refund rate assumptions against actual refund experience. As of December 31, 2025, adjustments resulting from differences between estimated and actual refund amounts were immaterial.

In 2024 and 2025, the revenue generated from the Group’s operations as a principal accounted for 100% and 100% of total e - commerce revenue, respectively. As of December 31, 2024 and 2025, the inventory balance related to e - commerce revenue were immaterial.

Revenue from network and marketing services

The Group derives network and marketing service fees from intelligent marketing and referral arrangements with third-party partner institutions outside its credit solutions business. The Group refers its platform customers to third-party service providers, and earns fixed-rate referral fees upon the successful completion of purchases or consumption by such customers. Revenue is recognized when the referral transaction is completed and confirmed by the third-party partner institutions.

Revenue from technology services

The Group earns technology service fees from providing its non-credit-related technological capabilities to third-party companies. These services include licensing of its proprietary software systems, as well as system implementation and maintenance services. Fees are charged at fixed rates based on business volume pursuant to pre-agreed terms with counterparties. Revenue is recognized monthly when counterparties actually utilize the services and confirm the corresponding business volume.

Other revenue of other business

Other revenue of other business primarily comprises revenue from tailored consulting services for cooperative partners. Service fees are determined by contractual agreements, and revenue is recognized when services are completed.

Contract assets, net

Under ASC 606, contract assets represent the Group’s rights to consideration in exchange for services that the Group has transferred to the customer before payment is due.

For the financial service business, the Group’s rights to consideration for the monthly fees related to facilitation services are conditional on the borrowers’ actual payment, as the borrowers have the rights to early terminate the loan contracts prior to the loan maturity and are not obligated to pay the remaining monthly fees. As such, the Group records a corresponding contract assets for the monthly service fees allocated to loan facilitation services and post-origination services that have already been delivered in relation to loans facilitated on the Group’s platform when recognizing revenue from loan facilitation services and post-origination services. The monthly fee that are past the payment due date but have not been paid are reclassified to accounts receivable. The Group only recognizes contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

For insurance brokerage services, contract assets are recorded for arrangements when the Group has provided the services but for which the related payments are not yet due. Contract assets are attributable to the brokerage commission that is contingent upon the future premium payment of the policy holders.

Contract assets are stated at the historical carrying amount net of write offs and allowance for credit losses in accordance with ASC Topic 326. The Group established an allowance for credit losses on contract assets based on estimates incorporating historical borrower’s credit risk and adjusted on the basis of relevant observable data reflecting current economic conditions. The Group evaluates and adjusts its allowance for credit losses on contract assets on a quarterly basis or more frequently as necessary.

Contract assets are identified as uncollectible if any repayment of the underlying loan is 90 days past due, and no other factor evidences the possibility of collecting the delinquent amounts. The Group will write off contract assets and corresponding allowance if any repayment of the underlying loan is 90 days past due.

The contract assets, net of allowance are RMB1,008,920 and RMB619,291 as of December 31, 2024 and 2025, respectively.

Contract cost

The Group pays commissions for successful referring of borrowers to the Group. The commissions paid based on successful referrals are considered as contract acquisition cost, and are capitalized when the commission becomes payable. The amount of amortization for the years ended December 31, 2024 and 2025 are RMB0.2 million and RMB5.6 million, respectively.

Amortization of the capitalized contract cost is charged to the consolidated statements of operations when the revenue to which the asset relates is recognized. Contract cost is recognized as an expense when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less. The Group recorded nil impairment loss for contract cost as of December 31, 2024 and 2025, respectively.

Deferred revenue

Deferred revenue mainly consists of the premium membership fees for annual and quarter membership cards received from clients. Deferred revenue is recognized ratably as revenue when the related services are provided over the service period.

The amounts of revenue recognized during the years ended December 31, 2024 and 2025 that were included in the opening deferred revenue were RMB54.0 million and RMB9.5 million, respectively.

Guarantee receivable

Guarantee receivable

Under the risk-taking models ,the Group provides guarantee services in connection with loans it facilitates for its institutional funding partners, whereby in the event of default, the institutional funding partners are entitled to receive unpaid interest and principal from the Group.

Guarantee receivable is recognized at loan inception which is equal to the stand-ready liability recorded at fair value in accordance with ASC 460-10-30-2(b) and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s-length transaction. The stand-alone selling price of the guarantee service is evaluated based on the expected net payouts by incorporating a markup margin. The Group estimates the expected net payouts based on the product mix, default rates and loan terms. Guarantee receivable is stated at the historical carrying amount net of write-offs and allowance for credit losses in accordance with ASC Topic 326. The Group establishes an allowance for credit losses on guarantee receivable based on estimates incorporating historical borrower’s credit risk and adjusted on the basis of relevant observable data reflecting current economic conditions. The Group evaluates and adjusts its allowance for credit losses on guarantee receivable on a quarterly basis or more frequently as necessary.The guarantee receivable is reduced when receiving service fees from the borrowers. Allowance for guarantee receivable of RMB3.1 million, RMB65.8 million and RMB252.6 million were recorded in “Allowance for contract assets, receivables and others” during the years ended December 31, 2023, 2024 and 2025, respectively.

Guarantee liabilities

Guarantee liabilities

According to ASC 326, Financial Instruments—Credit Losses, at inception of the guarantee, the Group recognizes both a stand-ready guarantee liability under ASC 460 with an associated guarantee receivable, and a contingent guarantee liability with an allowance for credit losses under Current expected credit loss (“CECL”) model. Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is released into guarantee revenue on a straight-line basis over the term of the guarantee, while the contingent guarantee is reduced by the payouts made by the Group to compensate the institutional funding partners upon borrowers’ default. Allowance for credit losses under the CECL model was included in “Provision for contingent liabilities” and revalued at each period end to reflect updated estimation for future net pay-out.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value is therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value option

Fair value option

Prior to 2025, the Group has elected the fair value option for the assets and liabilities of the consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. See Note 6 for the disclosure on financial instruments of the consolidated ABFE for which the fair value option has been elected. To better reflect the underlying economics of the business of ABFE, newly established ABFE from 2025 onwards no longer apply fair value measurement.

Fair value of loans and payable to investors of the consolidated ABFE

Fair value of loans and payable to investors of the consolidated ABFE

Prior to 2025, the Group has elected the fair value option for loans and related payable to investors of the consolidated ABFE and loans repurchased from the consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. The Group estimates the fair value of loans and payable using a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on the contractual cash flows, taking into consideration of projected prepayments and net charge off to project future losses and net cash flows on loans. Changes in fair value of loans and payable to investors are reported net and recorded in “Fair value adjustments gain/(loss)” in the consolidated statements of operations. For ABFE newly established after 2025, the Group no longer elects the fair value measurement. Loans originated by such related ABFE are measured at amortized cost, payable to investors are measured at cost, and the related revenues, costs and expenses are directly recognized in the relevant line items of the statements of operations.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include the Group’s unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Restricted cash

Restricted cash represents cash held by the consolidated ABFE through segregated bank accounts which is not available to fund the general liquidity needs of the Group, and guarantee deposit in restricted bank account and frozen funds due to lawsuits.

Accounts receivable

Accounts receivable

Accounts receivable are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 326. The Group establishes an allowance for accounts receivable based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific customers. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected. The Group recorded RMB154,925 and RMB148,880 allowance for accounts receivable as of December 31, 2024 and 2025, respectively.

Financing receivables

Financing receivables

Financing receivables represent loans and lease receivables arising from subsidiaries and consolidated ABFE of the Group. Financing receivables are measured at amortized cost and reported on the consolidated balance sheets based on the outstanding principal adjusted for any write-off, accrued interest receivable adjusted for any write-off, and the allowance for credit losses. Amortized cost of a financing receivables is equal to the unpaid principal balance, plus net deferred origination cost if any. The Group recognizes interest and financial service income over the terms of the financing receivables using the effective interest rate method. Balances are considered past due if borrowers do not make the monthly payment by the end of the monthly billing period.

The Group’s financing receivables consist of predominantly financial leasing loans extended to automobiles purchasers which ceased in February 2022 and unsecured small revolving loans issued by oversea subsidiary of the Group since early 2023. As the financial leasing loans secured by autoes and oversea unsecured small revolving loans are generally have two different risk characteristics, the Group monitors the credit quality of the financing receivables as two different portfolio. The allowance for financing receivables including principal and accrued interest receivables is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date in accordance with ASC 326. Although finance lease loans and small revolving loans have different risk characteristics, the Group’s key credit quality indicator is the aging (days past due status) of its financing receivables balances. The Group estimates the default rate of loans by taking into consideration the historical delinquency rate, correlated industrial and macro-economic factors, and other pertinent information and delinquent loan collection rate in assessing future performance of the loan portfolio. There are no material changes for factor that influenced management’s current estimate of expected credit losses for the reporting period.

Financing receivables are placed on non-accrual status if such loans are past due for more than 90 days. Principal and accrued interest receivable will be written-off if the Group make exemption to borrowers or when management determines the balance is uncollectible. If the previously written-off amounts are subsequently collected, the Group will recognize interest income based on actual collections.

Financial Investments

Financial Investments

The Group’s financial investments consist of trading securities, held-to-maturity investments and other financial investments.

Trading securities

Trading securities refer to financial assets that the Group purchases and holds primarily for the purpose of profiting from short - term price fluctuations. These securities include stocks, bonds, and other financial instruments that are readily marketable. All gains and losses generated, including both realized and unrealized, are recorded in the consolidated income statement.

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

The Group reviews its investments in held-to-maturity investments for impairment periodically, recognizing an allowance, if any, by applying an estimated loss rate. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its investments in held-to-maturity investments. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity investments.

Other financial investments

Financial investments that do not meet the criteria of held-to-maturity or trading securities are classified as other financial investments. These other financial investments represent funds deployed to diversify the Group’s investment portfolio. Unrealized gains and losses on debt securities within this category are recognized in other comprehensive income, while changes in fair value of all other non-debt financial investments are recorded directly in the consolidated statements of operations. Realized gains or losses are included in the consolidated statements of operations during the period in which the gains or losses are realized.

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Company evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity.

Equity Investments

Equity Investments

The Group’s equity investments consist of equity investments accounted for using the equity method and equity investments accounted for using the measurement alternative in forms of a loan.

Equity investments accounted for using the equity method

The Group applies the equity method of accounting to account for its equity investments, according to ASC 323 Investment-Equity Method and Joint Ventures, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records the investments at cost. The Group subsequently adjusts the carrying amount of the investments to recognize its proportionate share of each equity investee’s net income or loss into earnings and cash distributions from investees, if any, after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investment is recognized in earnings under “Investment-related impairment” when the decline in value is determined to be other-than-temporary.

Equity investments accounted for using the measurement alternative

The Group measures long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known. The Group also makes a qualitative assessment of whether these investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group has to recognize an impairment loss equal to the difference between the carrying value and fair value under “Share of results of equity investees” on its Consolidated Statements of Operations.

Asset Acquisition

Asset Acquisition

If the transaction involves the acquisition of an asset or group of assets that does not meet the definition of a business, it is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

In July 2023, the Group acquired Chongqing Jintong Financing Guarantee Co., Ltd., a licensed financing guarantee company in China for a total consideration of RMB204.9 million. The Group considered it an asset acquisition as substantially all of the fair value of the gross assets acquired was concentrated in the license as a single identifiable asset.

Property, equipment and software, net

Property, equipment and software, net

Property, equipment and software consists of building, computer and transmission equipment, furniture and office equipment, software, licenses, and leasehold improvements, which are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives, while the estimate residual value of the building and furniture and office equipment are 5%.

Building	20 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1-5 years
Licenses	Indefinite-lived
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.

Digital assets

Digital assets

In December 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-08,Intangibles — Goodwill and Other — Crypto Assets (Subtopic 350-60) (the “ASU”), which establishes accounting and disclosure requirements for certain crypto assets. The ASU is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. The Group began holding digital assets in 2025 and applies the ASU prospectively to all eligible holdings, with no prior period adjustments or cumulative-effect adjustments to retained earnings.

Under ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets, crypto assets that meet the definition of intangible assets, among other criteria, are initially recorded at cost and are then subsequently remeasured at fair value.The changes in crypto assets valuation due to remeasurement in fair value within each reporting period are recorded in “Fair value adjustments gain/(loss)” in the consolidated statements of operations.Upon the disposal of crypto assets, the Group discloses realized gains and losses and such gains and losses are measured as the difference between the selling price and the cost basis of digital assets as determined using average cost method.

Origination, servicing and other operating costs

Origination, servicing and other operating costs

Origination and servicing expenses consist primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loans. It also consists of costs in connection with the distribution of insurance products, including payroll and related expenses for insurance agents and transaction fee charged by third-party payment platform. In addition, it includes cost of goods for e-commerce business.

Leases

Leases

The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. The Group has no finance leases for any of the periods presented.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group begins recognizing lease expenses when the lessor makes the underlying assets available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

The Company elected not to record a ROU assets for short-term leases that have a term of less than 12 months. The cost of short-term leases was recognized in the consolidated statements of operations on a straight-line basis over the lease term.

Share-based compensation

Share-based compensation

All share-based awards to employees and directors, such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expenses on an accelerated basis during the vesting period with a corresponding impact reflected in the additional paid-in capital. Share-based compensation expenses are classified in the consolidated statements of operations based upon the job functions of the grantees.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ, or are expected to differ, from those estimates. Changes in estimated forfeiture rate are recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expenses to be recognized in future periods. The Group uses historical data to estimate pre-vesting option and records share-based compensation expenses only for those awards that are expected to vest.

According to Issue 21 of EITF Issue 00-23[1], the awards granted to employees of CreditEase, and other subsidiaries in the consolidated group of CreditEase, should be recognized as a deemed dividend from the Group to the parent company at the fair value as of the grant date. Share-based compensation, net of forfeitures, is recognized as a deemed dividend to CreditEase on an accelerated basis during the vesting period with a corresponding impact reflected in the additional paid-in capital.

Share-based awards to non-employees are measured based on the fair value at grant date. The Group recognizes the compensation cost using the graded vesting attribution method.

1	Although Issue 00-23 has also been nullified, the guidance in Issue 21 of EITF Issue 00-23 remains applicable by analogy since it is the only available guidance on accounting for these awards.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to be reversed. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2024 and 2025, respectively.

Value added taxes (“VAT”)

Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 3% or 6%, depending on whether the entity is a general tax payer or small-scale taxpayer, and related surcharges on revenue generated from providing services. VAT are reported as a deduction to revenue when incurred and amounted to RMB477,328, RMB582,524 and RMB536,011 for the years ended December 31, 2023, 2024 and 2025, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as accrued expenses and other liabilities on the consolidated balance sheets.

Net income/(loss) per share

Net income/(loss) per share

Basic net income per share is computed by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent outstanding during the period. Ordinary equivalent shares include shares issuable upon the vesting of restricted share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be antidilutive.

Dividends	Dividends Dividends of the Company are recognized when declared.
Comprehensive income/(loss)

Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented includes net income/(loss), change in unrealized gains/(loss) on other financial investments, and foreign currency translation adjustment.

Sales and transfers of financial instruments

Sales and transfers of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities. Specifically, a transfer of a financial asset, a group of financial assets, or a participating interest in a financial asset is accounted for as a sale only if all the following conditions are met:

●	The financial assets are isolated from the transferor and its consolidated affiliates as well as its creditors;
●	The transferee or beneficial interest holders have the right to pledge or exchange the transferred financial assets; and
●	The transferor does not maintain effective control of the transferred asset.

The Group extended loans with automobiles as collaterals and transferred its financing receivables to other assets management companies (Note 15). As the transfer of financial assets does not qualify for sale accounting, the transaction was accounted for as a borrowings. Accordingly, the related financing receivables remain on the Company’s consolidated balance sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds from these transfers are reported as liabilities, with attributable interest expense recognized over the life of the related transactions.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is the RMB.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

The financial statements of the Group are translated from the functional currency into the reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive (loss)/income.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931 on December 31, 2025, the last business day in the fiscal year 2025, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB3,518,573 and RMB3,105,247 as of December 31, 2024 and 2025, respectively.

Concentration of credit risk

Financial instrument that potentially exposes the Group to significant concentration of credit risk primarily includes cash and cash equivalents, restricted cash, accounts receivable, contract assets, prepaid expenses and other assets, financing receivables, loans at fair value, and amounts due from related parties. As of December 31, 2025, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited in financial institutions located in the PRC. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank are covered by insurance with an upper limit of RMB500 thousands at each bank. Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from customers in the PRC. The credit risk from prepaid expenses and other assets arises from loans to third parties. The risk with respect to accounts receivable, contract assets and loans to third parties is mitigated by credit evaluations the Group performs on its customers or third parties and its ongoing monitoring process of outstanding balances. The Group believes that there is no significant credit risk associated with amounts due from related parties.

Credit of financing receivables and loans at fair value is controlled by the application of credit approval, limit and monitoring procedures.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years ended December 31, 2023, 2024 and 2025.

There was one customer of the Group accounts for 60% and 43% of the Group’s account receivables as of December 31, 2024 and 2025, respectively.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 intends to improve the transparency of income tax disclosures. The Group adopted this guidance on January 1, 2025 and the guidance was adopted on a prospective basis. the adoption did not have material impact on the Group’s consolidated financial statements, please refer to Note 16 for additional information.

Recently accounting pronouncements not yet adopted

Recently accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.